FAIR VALUE MEASUREMENTS - Additional disclosures of the Plan investments whose fair value is estimated using net asset value per share (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 1,493,824,156	$ 1,298,714,273
Common collective trust funds
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,477,343,499	1,133,163,928
NAV
FAIR VALUE MEASUREMENTS
Investments, at fair value	1,477,343,499	1,133,163,928
NAV | TRP Retirement Blend 2005
FAIR VALUE MEASUREMENTS
Investments, at fair value	3,177,238	3,085,870
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2010
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 4,690,958	4,514,315
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2015
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 12,567,771	12,017,921
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2020
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 46,176,149	45,819,376
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2025
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 113,521,310	112,810,720
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2030
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 185,200,542	166,716,462
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2035
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 177,346,219	147,935,615
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2040
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 168,283,839	143,574,054
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2045
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 150,955,908	124,648,029
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2050
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 99,703,487	80,164,573
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2055
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 103,550,579	83,861,395
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2060
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 60,403,322	46,893,925
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | TRP Retirement Blend 2065
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 43,240,996	26,564,109
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | Retirement Blend 2020 Trust
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 0	237
Unfunded commitment	$ 0
Redemption Notice Period	30 days
NAV | EARNEST SMID Cap Core Class I
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 18,452,903	19,932,404
Unfunded commitment	$ 0
Redemption Notice Period	0 days
NAV | GMO Quality An
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 150,128,383	0
Unfunded commitment	$ 0
Redemption Notice Period	0 days
NAV | Harding Loevner Intl Eq
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 20,764,461	17,165,801
Unfunded commitment	$ 0
Redemption Notice Period	0 days
NAV | Loomis Sayles Core Plus Fixed Income
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 15,431,782	15,057,136
Unfunded commitment	$ 0
Redemption Notice Period	0 days
NAV | State Street Global All Cap Eq ex-US
FAIR VALUE MEASUREMENTS
Investments, at fair value	$ 6,596,685	2,043,571
Unfunded commitment	0
NAV | State Street SMMID Cap Index Class II
FAIR VALUE MEASUREMENTS
Investments, at fair value	6,614,629	4,352,110
Unfunded commitment	0
NAV | State Street S&P 500 Index
FAIR VALUE MEASUREMENTS
Investments, at fair value	84,228,565	70,737,211
Unfunded commitment	0
NAV | State Street US Bond Index
FAIR VALUE MEASUREMENTS
Investments, at fair value	6,307,773	$ 5,269,094
Unfunded commitment	$ 0